Note 9 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure Text Block Supplement [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement at Reporting Date Using
	Total, December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities
Derivatives, current and long-term portion	$1,017,748	-	$1,017,748	-
	Fair Value Measurement at Reporting Date Using
	Total, June 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities
Derivatives, current and long-term portion	$675,846	-	$675,846	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2013	June 30, 2014
Interest rate contracts	Current liabilities - Derivatives	697,889	501,015
Interest rate contracts	Long-term liabilities - Derivatives	319,859	174,831
Total derivative liabilities		1,017,748	675,846

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Six Months Ended June 30, 2013	Six Months Ended June 30, 2014
Interest rate – Fair value	Change in fair value of derivatives	882,937	341,902
Interest rate contracts - Realized loss	Change in fair value of derivatives	(884,964)	(437,767)
Total loss on derivatives		(2,027)	(95,865)